Impact of new accounting standards (Tables)	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of the Impact of Adopting IFRS 9

The impact of adopting IFRS 9 on Total equity as at 1 July 2018 is as follows:

US$M
Total equity as at 30 June 2018	60,670
Impairment provision resulting from application of the Expected Credit Loss model	(7)

Total equity as at 1 July 2018	60,663